Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	2,769,004
Options exercisable, Number of options | shares	1,092,935
0.4-0.9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	445,750
Options outstanding, Weighted average exercise price	$ 0.64
Options outstanding, Weighted average remaining contractual life	2 years 1 month 17 days
Options exercisable, Number of options | shares	410,525
Options exercisable, Weighted average exercise price	$ 0.64
Options exercisable, Weighted average remaining contractual life	2 years 15 days
0.4-0.9 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.4
0.4-0.9 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 0.9
1.1-1.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	419,525
Options outstanding, Weighted average exercise price	$ 1.40
Options outstanding, Weighted average remaining contractual life	5 years 3 months 18 days
Options exercisable, Number of options | shares	295,016
Options exercisable, Weighted average exercise price	$ 1.34
Options exercisable, Weighted average remaining contractual life	4 years 6 months 11 days
1.1-1.6 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.1
1.1-1.6 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.6
2.1-2.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	1,145,232
Options outstanding, Weighted average exercise price	$ 2.13
Options outstanding, Weighted average remaining contractual life	8 years 5 months 19 days
Options exercisable, Number of options | shares	379,894
Options exercisable, Weighted average exercise price	$ 2.13
Options exercisable, Weighted average remaining contractual life	8 years 5 months 16 days
2.1-2.2 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 2.1
2.1-2.2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	2.2
10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 10
Options outstanding, Number of options | shares	209,822
Options outstanding, Weighted average exercise price	$ 9.97
Options outstanding, Weighted average remaining contractual life	8 years 4 months 17 days
Options exercisable, Number of options | shares
Options exercisable, Weighted average exercise price
13.0-15.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	548,675
Options outstanding, Weighted average exercise price	$ 14.06
Options outstanding, Weighted average remaining contractual life	9 years 7 months 17 days
Options exercisable, Number of options | shares	7,500
Options exercisable, Weighted average exercise price	$ 12.97
Options exercisable, Weighted average remaining contractual life	9 years 9 months
13.0-15.3 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 13.0
13.0-15.3 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 15.3